Investment Strategy - FPA New Income Fund	Jan. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests in a diversified portfolio of debt instruments, cash and cash equivalents. The Fund generally invests in highly rated debt instruments and invests at least 75% of its total assets, calculated at market value at the time of purchase, in debt instruments rated at least A- or its equivalent by a nationally recognized statistical rating organization ("NRSRO") and in cash equivalent securities.

Under normal circumstances, the Fund invests primarily in the following debt instruments, among others:

•  Corporate bonds, municipal bonds, bank loans, bonds issued by governments and their agencies and instrumentalities, mortgage-backed pools, sovereign debt, and obligations of supra-national agencies, including international development institutions that provide global financing and advisory services for economic development.

•  Structured investments, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, collateralized loan obligations ("CLOs"), collateralized debt obligations ("CDOs") and structured notes. The Fund may invest a significant portion of its portfolio in these investments.

•  Cash equivalent securities, which may include publicly traded securities issued by the U.S. government or agencies of the U.S. government, money market funds, certificates of deposit, commercial paper, repurchase agreements, bankers' acceptances and other similar short-term bonds.

The Fund may invest up to 25% of its total assets, calculated at market value at the time of purchase, in debt instruments that are rated below A- or its equivalent by an NRSRO, which may include securities that are in default, or that are unrated.

The Fund may also invest up to 25% of its total assets, calculated at market value at the time of purchase, in securities of non-U.S. governments and corporations, non-U.S. structured investments or in securities that are not denominated in U.S. dollars; and up to 15% of its total assets, calculated at market value at the time of purchase, in stripped mortgage securities (such as interest-only and principal-only classes of collateralized mortgage obligations), collateralized mortgage obligations structured as accrual certificates, also known as Z-Bonds, and inverse floating rate debt instruments.

The Fund may also invest up to 5% of its total assets, calculated at market value at the time of purchase, in preferred stocks.

The Fund may hold investments in common stocks and rights to purchase common stocks. Such investments are typically received as a result of a conversion, corporate restructuring or recapitalization. Further, common stocks may be purchased as a result of exercising such rights, or purchased to increase an existing investment in common stocks. The Fund may also hold investments in privately placed securities.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also invest in currency forwards, swaps and other certain currency derivatives, in each case for hedging purposes only.